Financial Instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss	$ 53,466	$ 42,918
Contract assets	99,416	106,774	$ 287,042
Other payables	103,622	77,864
Other financial liabilities	60,880	0
Financial risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss	53,466	42,918
Other payables	89,028	68,037
Financial risk [member] | Increase 3% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss		389
Contract assets	2,982	3,203
Loans to investee entities	188	199
Loans to non-controlling interests	158	170
Loans from banks and other financial institutions	(24,965)	(15,602)
Other financial liabilities	(78)	(80)
Financial assets (liabilities) due to change in the index rate	(10,814)	(11,721)
Financial risk [member] | Carrying Value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss		12,974
Contract assets	99,416	106,773
Loans to investee entities	6,264	6,622
Loans to non-controlling interests	5,267	5,680
Loans from banks and other financial institutions	(816,087)	(791,379)
Other financial liabilities	(2,591)	(2,751)
Financial assets (liabilities) due to change in the index rate	(707,731)	(662,081)
Financial risk [member] | Decrease 3% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss		(389)
Contract assets	(2,982)	(3,203)
Loans to investee entities	(188)	(199)
Loans to non-controlling interests	(158)	(170)
Loans from banks and other financial institutions	23,972	15,523
Other financial liabilities	78	80
Financial assets (liabilities) due to change in the index rate	$ 10,814	$ 11,642